Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)

	Shares	Value
COMMON STOCKS - 98.5%
Aerospace & Defense - 4.4%
ATI, Inc. (A)	12,551	$ 1,825,668
BWX Technologies, Inc.	4,928	1,007,727
Carpenter Technology Corp.	7,171	2,826,450
Curtiss-Wright Corp.	3,440	2,343,053
Hexcel Corp.	25,035	2,026,082
Karman Holdings, Inc. (A)	44,099	3,530,125
Kratos Defense & Security Solutions, Inc. (A)	39,700	2,799,247
Leonardo DRS, Inc.	36,277	1,615,052
Moog, Inc., Class A	16,425	4,806,612
StandardAero, Inc. (A)	39,860	1,029,584
VSE Corp.	11,557	2,131,111
Woodward, Inc.	5,903	2,112,802
		28,053,513
Automobile Components - 0.6%
Dorman Products, Inc. (A)	18,581	1,939,113
Visteon Corp.	19,310	1,759,334
		3,698,447
Banks - 2.6%
East West Bancorp, Inc.	29,600	3,160,096
First BanCorp	171,633	3,666,081
Fulton Financial Corp.	111,600	2,269,944
International Bancshares Corp.	24,919	1,676,800
Popular, Inc.	29,726	3,988,337
UMB Financial Corp.	15,800	1,782,082
		16,543,340
Beverages - 0.4%
Coca-Cola Consolidated, Inc.	12,151	2,329,833
Biotechnology - 12.7%
ACADIA Pharmaceuticals, Inc. (A)	28,105	625,617
ADMA Biologics, Inc. (A)	119,867	1,080,002
Alkermes PLC (A)	70,866	2,505,822
Apogee Therapeutics, Inc. (A)	20,839	1,754,019
Arcutis Biotherapeutics, Inc. (A)	19,750	465,310
Arrowhead Pharmaceuticals, Inc. (A)	31,013	1,944,515
Ascendis Pharma AS, ADR (A)	6,149	1,406,461
Beam Therapeutics, Inc. (A)	60,019	1,430,253
Bicara Therapeutics, Inc. (A)	22,700	451,503
Biohaven Ltd. (A)	25,111	212,439
Bridgebio Pharma, Inc. (A)	69,393	5,153,124
Caris Life Sciences, Inc. (A)(B)	33,542	599,731
Catalyst Pharmaceuticals, Inc. (A)	39,506	978,169
Celcuity, Inc. (A)	9,846	1,123,822
Celldex Therapeutics, Inc. (A)	21,583	684,613
CG oncology, Inc. (A)	48,231	3,264,274
Cogent Biosciences, Inc. (A)	65,162	2,508,085
Corvus Pharmaceuticals, Inc. (A)	40,700	595,441
Cullinan Therapeutics, Inc. (A)	18,900	268,569
Cytokinetics, Inc. (A)	11,756	774,838
Denali Therapeutics, Inc. (A)	37,648	722,842
Dianthus Therapeutics, Inc. (A)	8,852	742,860
Disc Medicine, Inc. (A)	24,953	1,595,495
Dyne Therapeutics, Inc. (A)	42,541	771,268
Evommune, Inc. (A)	10,500	241,395
	Shares	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Halozyme Therapeutics, Inc. (A)	7,053	$ 455,835
Ideaya Biosciences, Inc. (A)	8,900	296,548
Immunome, Inc. (A)	17,986	393,354
Immunovant, Inc. (A)	8,600	213,624
Insmed, Inc. (A)	6,196	1,013,170
Ionis Pharmaceuticals, Inc. (A)	17,108	1,284,640
Kodiak Sciences, Inc. (A)	14,300	545,116
Krystal Biotech, Inc. (A)	5,631	1,454,600
Kymera Therapeutics, Inc. (A)	44,127	3,675,338
Madrigal Pharmaceuticals, Inc. (A)	5,847	3,060,729
Mineralys Therapeutics, Inc. (A)	27,911	756,109
Mirum Pharmaceuticals, Inc. (A)	25,594	2,364,374
Monte Rosa Therapeutics, Inc. (A)(B)	44,404	730,446
Natera, Inc. (A)	13,777	2,755,262
Nurix Therapeutics, Inc. (A)	43,030	666,965
Nuvalent, Inc., Class A (A)	28,905	2,961,317
Olema Pharmaceuticals, Inc. (A)	12,100	180,411
ORIC Pharmaceuticals, Inc. (A)	68,190	863,967
Palvella Therapeutics, Inc. (A)	3,669	457,341
Praxis Precision Medicines, Inc. (A)	3,612	1,163,750
Protagonist Therapeutics, Inc. (A)	7,578	798,721
PTC Therapeutics, Inc. (A)	22,981	1,565,696
Replimune Group, Inc. (A)	132,971	1,017,228
Revolution Medicines, Inc. (A)	21,228	2,064,423
Rhythm Pharmaceuticals, Inc. (A)	27,180	2,363,845
Roivant Sciences Ltd. (A)	28,300	783,910
Scholar Rock Holding Corp. (A)	62,909	3,092,606
Soleno Therapeutics, Inc. (A)	14,023	469,490
Spyre Therapeutics, Inc. (A)	21,619	1,090,462
Stoke Therapeutics, Inc. (A)	29,010	944,566
TG Therapeutics, Inc. (A)	27,969	929,130
Travere Therapeutics, Inc. (A)	18,994	564,312
Tyra Biosciences, Inc. (A)	12,500	478,750
Ultragenyx Pharmaceutical, Inc. (A)	14,996	314,166
Vaxcyte, Inc. (A)	11,693	679,480
Vera Therapeutics, Inc. (A)	53,604	2,156,489
Viridian Therapeutics, Inc. (A)	53,574	1,047,907
Xencor, Inc. (A)	43,657	526,503
Xenon Pharmaceuticals, Inc. (A)	32,873	1,911,565
		79,992,612
Broadline Retail - 0.2%
Ollie's Bargain Outlet Holdings, Inc. (A)	11,300	1,040,052
Building Products - 2.1%
AZZ, Inc.	16,646	2,082,914
CSW Industrials, Inc.	7,421	1,933,764
Griffon Corp.	13,235	961,920
Modine Manufacturing Co. (A)	29,784	6,454,491
Simpson Manufacturing Co., Inc.	9,320	1,599,498
		13,032,587
Capital Markets - 2.6%
Affiliated Managers Group, Inc.	7,617	2,107,624
Lazard, Inc.	23,557	1,000,701
Marex Group PLC	84,342	3,759,966
Moelis & Co., Class A	9,372	534,204
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Capital Markets (continued)
StepStone Group, Inc., Class A	41,847	$ 1,996,939
StoneX Group, Inc. (A)	89,938	7,253,500
		16,652,934
Chemicals - 1.5%
Balchem Corp.	4,123	698,766
Cabot Corp.	25,101	1,890,356
Element Solutions, Inc.	43,515	1,485,602
NewMarket Corp.	3,271	2,096,548
RPM International, Inc.	22,423	2,228,846
Solstice Advanced Materials, Inc.	16,900	1,287,104
		9,687,222
Commercial Services & Supplies - 0.4%
Brink's Co.	27,087	2,807,026
Communications Equipment - 1.0%
Digi International, Inc. (A)	32,900	1,585,780
Viavi Solutions, Inc. (A)	150,000	4,992,000
		6,577,780
Construction & Engineering - 3.7%
API Group Corp. (A)	62,619	2,537,322
Argan, Inc.	2,700	1,470,555
Dycom Industries, Inc. (A)	8,362	2,833,213
EMCOR Group, Inc.	1,068	788,515
Fluor Corp. (A)	8,700	405,855
Granite Construction, Inc.	4,900	587,412
IES Holdings, Inc. (A)(B)	3,069	1,462,286
Primoris Services Corp.	24,082	3,444,689
Sterling Infrastructure, Inc. (A)	18,291	7,449,376
Valmont Industries, Inc.	5,823	2,326,696
		23,305,919
Construction Materials - 0.4%
Knife River Corp. (A)	30,542	2,493,754
Consumer Finance - 1.3%
Enova International, Inc. (A)	20,782	2,822,819
FirstCash Holdings, Inc.	28,910	5,435,080
		8,257,899
Consumer Staples Distribution & Retail - 0.5%
Casey's General Stores, Inc.	2,164	1,575,089
PriceSmart, Inc.	11,157	1,679,129
		3,254,218
Diversified Consumer Services - 1.9%
Covista, Inc. (A)	25,206	2,904,991
Frontdoor, Inc. (A)	45,760	2,418,874
Laureate Education, Inc. (A)	71,525	2,491,931
Liberty Live Holdings, Inc., Class C (A)	12,666	1,191,997
Stride, Inc. (A)	18,876	1,664,297
Universal Technical Institute, Inc. (A)	43,050	1,554,105
		12,226,195
Electrical Equipment - 4.6%
Acuity, Inc.	13,100	3,670,882
Babcock & Wilcox Enterprises, Inc. (A)	7,034	103,330
	Shares	Value
COMMON STOCKS (continued)
Electrical Equipment (continued)
Bloom Energy Corp., Class A (A)	58,378	$ 7,909,635
Nextpower, Inc., Class A (A)	80,638	9,720,911
nVent Electric PLC	32,931	3,895,079
Powell Industries, Inc.	1,600	865,728
Shoals Technologies Group, Inc., Class A (A)	86,690	570,420
Vicor Corp. (A)	14,000	2,254,000
		28,989,985
Electronic Equipment, Instruments & Components - 6.3%
Advanced Energy Industries, Inc.	7,600	2,452,596
Badger Meter, Inc.	10,439	1,590,382
Bel Fuse, Inc., Class B (B)	17,440	3,452,771
Belden, Inc.	45,780	5,256,917
Cognex Corp.	66,407	3,253,279
ePlus, Inc.	13,758	1,035,290
Fabrinet (A)	20,477	10,679,165
Itron, Inc. (A)	25,736	2,306,718
Novanta, Inc. (A)(B)	14,559	1,719,563
OSI Systems, Inc. (A)	13,774	3,657,135
Teledyne Technologies, Inc. (A)	7,624	4,612,596
		40,016,412
Energy Equipment & Services - 1.8%
Expro Group Holdings NV (A)	86,500	1,505,965
TechnipFMC PLC	70,368	4,864,540
Tidewater, Inc. (A)	12,900	1,077,795
Weatherford International PLC	43,993	4,160,858
		11,609,158
Entertainment - 0.6%
IMAX Corp. (A)	56,400	2,143,764
TKO Group Holdings, Inc.	6,877	1,386,747
		3,530,511
Financial Services - 1.1%
Euronet Worldwide, Inc. (A)	8,049	534,212
EVERTEC, Inc.	36,460	1,028,901
Marqeta, Inc., Class A (A)	278,414	1,135,929
Payoneer Global, Inc. (A)	514,295	2,484,045
Sezzle, Inc. (A)(B)	22,549	1,427,127
		6,610,214
Food Products - 0.1%
Simply Good Foods Co. (A)	35,992	516,485
Ground Transportation - 0.6%
Lyft, Inc., Class A (A)(B)	47,500	631,750
Saia, Inc. (A)	8,415	2,956,021
		3,587,771
Health Care Equipment & Supplies - 2.7%
Globus Medical, Inc., Class A (A)	26,476	2,281,172
Haemonetics Corp. (A)	22,751	1,282,246
Kestra Medical Technologies Ltd. (A)(B)	30,000	597,900
Lantheus Holdings, Inc. (A)	43,271	3,282,105
LeMaitre Vascular, Inc.	16,158	1,763,969
Merit Medical Systems, Inc. (A)	35,557	2,450,944
STERIS PLC	5,715	1,263,758
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Health Care Equipment & Supplies (continued)
TransMedics Group, Inc. (A)	19,112	$ 1,899,924
UFP Technologies, Inc. (A)	12,604	2,440,135
		17,262,153
Health Care Providers & Services - 5.5%
Addus HomeCare Corp. (A)	7,238	677,839
Billiontoone, Inc., Class A (A)(B)	6,856	541,213
BrightSpring Health Services, Inc. (A)	122,412	5,215,975
Concentra Group Holdings Parent, Inc.	64,387	1,381,101
Encompass Health Corp.	30,493	2,949,588
Ensign Group, Inc.	32,481	6,544,921
Guardant Health, Inc. (A)	66,896	6,179,184
HealthEquity, Inc. (A)	35,057	2,929,713
Option Care Health, Inc. (A)	87,753	2,362,311
RadNet, Inc. (A)	31,182	1,742,762
Tenet Healthcare Corp. (A)	21,257	4,011,408
		34,536,015
Health Care REITs - 0.3%
American Healthcare, Inc.	39,233	1,850,228
Health Care Technology - 0.3%
Waystar Holding Corp. (A)	69,146	1,667,110
Hotel & Resort REITs - 0.3%
Ryman Hospitality Properties, Inc.	18,791	1,733,846
Hotels, Restaurants & Leisure - 1.7%
Boyd Gaming Corp.	29,346	2,411,654
Brinker International, Inc. (A)	10,630	1,517,645
Cava Group, Inc. (A)	6,900	558,210
Churchill Downs, Inc.	9,670	868,656
Dutch Bros, Inc., Class A (A)	30,113	1,525,524
Life Time Group Holdings, Inc. (A)	36,100	972,534
Navan, Inc., Class A (A)	24,325	322,063
Planet Fitness, Inc., Class A (A)	7,478	556,214
Travel & Leisure Co.	19,756	1,366,918
Wingstop, Inc.	3,207	496,989
		10,596,407
Household Durables - 1.8%
Cavco Industries, Inc. (A)	4,655	2,254,370
Green Brick Partners, Inc. (A)	34,003	2,191,494
Installed Building Products, Inc.	11,693	3,100,399
SharkNinja, Inc. (A)	23,400	2,478,060
TopBuild Corp. (A)	3,701	1,300,161
		11,324,484
Industrial REITs - 0.1%
Rexford Industrial Realty, Inc.	27,073	886,099
Insurance - 1.1%
Oscar Health, Inc., Class A (A)	42,000	481,740
Palomar Holdings, Inc. (A)	10,658	1,273,631
Primerica, Inc.	7,368	1,845,536
SiriusPoint Ltd. (A)	17,300	372,642
Skyward Specialty Insurance Group, Inc. (A)	67,926	2,967,008
		6,940,557
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services - 0.2%
Cargurus, Inc. (A)	18,073	$ 615,386
EverQuote, Inc., Class A (A)	38,800	598,296
		1,213,682
IT Services - 0.5%
Applied Digital Corp. (A)	14,500	344,230
DigitalOcean Holdings, Inc. (A)(B)	28,800	2,470,464
		2,814,694
Life Sciences Tools & Services - 0.9%
Adaptive Biotechnologies Corp. (A)	86,379	1,198,941
Charles River Laboratories International, Inc. (A)	8,200	1,414,500
Medpace Holdings, Inc. (A)	4,176	2,005,273
Repligen Corp. (A)	8,971	1,056,963
		5,675,677
Machinery - 7.2%
Allison Transmission Holdings, Inc.	15,865	1,857,157
Atmus Filtration Technologies, Inc.	92,400	5,245,548
Crane Co.	6,939	1,186,569
Enpro, Inc.	3,000	751,950
Esab Corp.	32,331	3,125,115
ESCO Technologies, Inc.	11,916	3,352,805
Federal Signal Corp.	43,741	4,730,152
JBT Marel Corp.	25,937	3,316,564
Kadant, Inc.	9,759	2,853,044
Mueller Industries, Inc.	33,640	3,727,312
RBC Bearings, Inc. (A)	1,843	1,000,970
SPX Technologies, Inc. (A)	30,012	6,000,599
Toro Co.	22,910	2,140,710
Watts Water Technologies, Inc., Class A	20,193	5,861,826
		45,150,321
Marine Transportation - 0.4%
Kirby Corp. (A)	17,846	2,371,377
Media - 0.4%
DoubleVerify Holdings, Inc. (A)	117,921	1,120,249
Nexstar Media Group, Inc.	8,512	1,539,225
		2,659,474
Metals & Mining - 1.4%
Alamos Gold, Inc., Class A (B)	19,500	867,554
Artemis Gold, Inc. (A)	37,600	1,020,344
Coeur Mining, Inc. (A)	223,924	4,203,053
Ivanhoe Electric, Inc. (A)	48,989	579,050
MP Materials Corp. (A)(B)	14,504	699,963
Warrior Met Coal, Inc.	18,659	1,738,086
		9,108,050
Oil, Gas & Consumable Fuels - 2.8%
Centrus Energy Corp., Class A (A)(B)	9,122	1,583,488
Energy Fuels, Inc. (A)(B)	12,100	220,825
Golar LNG Ltd.	12,500	676,375
Matador Resources Co.	21,377	1,350,599
Permian Resources Corp.	237,047	5,053,842
Range Resources Corp.	42,416	1,916,355
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Oil, Gas & Consumable Fuels (continued)
Uranium Energy Corp. (A)	370,219	$ 4,997,956
Viper Energy, Inc., Class A	44,028	2,068,876
		17,868,316
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	11,304	822,366
Personal Care Products - 0.4%
elf Beauty, Inc. (A)	27,234	1,650,653
Interparfums, Inc.	11,590	1,052,835
		2,703,488
Pharmaceuticals - 1.7%
Alumis, Inc. (A)	26,000	572,780
Axsome Therapeutics, Inc. (A)	22,173	3,747,681
Crinetics Pharmaceuticals, Inc. (A)	65,358	2,373,803
Liquidia Corp. (A)	14,200	535,908
MediWound Ltd. (A)(B)	12,300	198,153
Ocular Therapeutix, Inc. (A)	69,400	587,818
Prestige Consumer Healthcare, Inc. (A)	27,135	1,608,291
Terns Pharmaceuticals, Inc. (A)	7,900	416,488
WaVe Life Sciences Ltd. (A)	110,824	803,474
		10,844,396
Professional Services - 1.7%
Booz Allen Hamilton Holding Corp.	18,356	1,432,319
CACI International, Inc., Class A (A)	1,351	734,768
FTI Consulting, Inc. (A)	9,929	1,755,149
Genpact Ltd.	52,951	1,972,425
Huron Consulting Group, Inc. (A)	10,923	1,392,573
Upwork, Inc. (A)(B)	275,736	3,022,067
Verra Mobility Corp. (A)	28,479	406,965
		10,716,266
Real Estate Management & Development - 0.1%
Jones Lang LaSalle, Inc. (A)	2,200	669,504
Semiconductors & Semiconductor Equipment - 6.4%
Astera Labs, Inc. (A)	4,700	515,120
Axcelis Technologies, Inc. (A)	16,498	1,535,634
Cirrus Logic, Inc. (A)	8,145	1,177,930
Credo Technology Group Holding Ltd. (A)	56,499	5,303,561
Entegris, Inc.	25,789	3,023,502
Impinj, Inc. (A)	10,200	1,047,540
Lattice Semiconductor Corp. (A)	21,550	1,998,978
MACOM Technology Solutions Holdings, Inc. (A)	12,237	2,717,471
MKS, Inc.	14,620	3,359,822
Monolithic Power Systems, Inc.	1,792	1,959,283
Onto Innovation, Inc. (A)	11,883	2,436,847
Photronics, Inc. (A)	47,797	1,931,477
Power Integrations, Inc.	14,600	747,520
Rambus, Inc. (A)	84,908	7,304,635
SiTime Corp. (A)	8,343	2,881,255
Synaptics, Inc. (A)	10,971	768,409
Tower Semiconductor Ltd. (A)	8,700	1,526,676
		40,235,660
	Shares	Value
COMMON STOCKS (continued)
Software - 5.8%
A10 Networks, Inc.	58,396	$ 1,350,115
ACI Worldwide, Inc. (A)	57,060	2,340,031
Agilysys, Inc. (A)	19,448	1,383,531
Alarm.com Holdings, Inc. (A)	21,377	923,273
Appfolio, Inc., Class A (A)	15,683	2,475,091
Bill Holdings, Inc. (A)	55,789	2,136,719
BlackLine, Inc. (A)	13,000	481,000
CCC Intelligent Solutions Holdings, Inc. (A)	385,523	2,313,138
Commvault Systems, Inc. (A)	10,581	824,154
Core Scientific, Inc. (A)(B)	22,900	342,584
Descartes Systems Group, Inc. (A)	37,826	2,706,828
HubSpot, Inc. (A)	5,200	1,269,320
InterDigital, Inc.	24,177	7,301,454
JFrog Ltd. (A)	31,100	1,459,523
Pegasystems, Inc.	36,438	1,550,801
Procore Technologies, Inc. (A)	15,700	894,900
PTC, Inc. (A)	19,183	2,733,386
Q2 Holdings, Inc. (A)	28,432	1,344,834
Qualys, Inc. (A)	4,519	396,994
SPS Commerce, Inc. (A)	11,265	627,122
Teradata Corp. (A)	17,100	438,273
Workiva, Inc. (A)	26,992	1,609,533
		36,902,604
Specialized REITs - 0.5%
Lamar Advertising Co., Class A	15,867	2,009,714
Smartstop Self Storage REIT, Inc. (B)	29,504	893,381
		2,903,095
Specialty Retail - 1.1%
Abercrombie & Fitch Co., Class A (A)	31,617	2,888,845
Boot Barn Holdings, Inc. (A)	17,275	2,528,369
Build-A-Bear Workshop, Inc. (B)	18,514	693,349
Burlington Stores, Inc. (A)	2,000	650,760
Urban Outfitters, Inc. (A)	6,108	386,942
		7,148,265
Technology Hardware, Storage & Peripherals - 0.3%
IonQ, Inc. (A)(B)	64,676	1,864,609
Textiles, Apparel & Luxury Goods - 0.5%
Birkenstock Holding PLC (A)(B)	43,924	1,573,797
Crocs, Inc. (A)	8,357	693,798
Kontoor Brands, Inc.	14,984	1,053,225
		3,320,820
Trading Companies & Distributors - 0.9%
Applied Industrial Technologies, Inc.	11,899	3,157,043
SiteOne Landscape Supply, Inc. (A)	16,898	2,249,293
		5,406,336
Total Common Stocks (Cost $531,818,738)		622,009,766
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
	Shares	Value
OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 3.64% (C)	2,576,598	$ 2,576,598
Total Other Investment Company (Cost $2,576,598)		2,576,598

	Principal	Value
REPURCHASE AGREEMENT - 1.2%
Fixed Income Clearing Corp., 1.35% (C), dated 03/31/2026, to be repurchased at $7,743,796 on 04/01/2026. Collateralized by a U.S. Government Obligation, 3.75%, due 06/30/2027, and with a value of $7,898,376.	$ 7,743,505	7,743,505
Total Repurchase Agreement (Cost $7,743,505)		7,743,505
Total Investments (Cost $542,138,841)		632,329,869
Net Other Assets (Liabilities) - (0.1)%		(724,020)
Net Assets - 100.0%		$ 631,605,849
INVESTMENT VALUATION:

Valuation Inputs (D)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$622,009,766	$—	$—	$622,009,766
Other Investment Company	2,576,598	—	—	2,576,598
Repurchase Agreement	—	7,743,505	—	7,743,505
Total Investments	$624,586,364	$7,743,505	$—	$632,329,869
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $18,603,052, collateralized by cash collateral of $2,576,598 and non-cash collateral, such as U.S. government securities of $16,482,413. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	Rate disclosed reflects the yield at March 31, 2026.
(D)
There were no transfers in or out of Level 3 during the period ended March 31, 2026. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS
At March 31, 2026
(unaudited)
INVESTMENT VALUATION
Transamerica T. Rowe Price Small Cap VP (the "Portfolio") is a series of the Transamerica Series Trust.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Portfolio's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Portfolio's Board of Trustees. The net asset value of the Portfolio is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Portfolio's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Portfolio's investments at March 31, 2026, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Portfolio's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Transamerica Series Trust

Transamerica T. Rowe Price Small Cap VP

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At March 31, 2026
(unaudited)
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Series Trust